Pension and Post Retirement Medical Benefits - Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
US Pension Plans Defined Benefit [Member]
Projected Benefit And Accumulated Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Projected benefit obligation	$ 231.7	$ 193.6	$ 212.9
Accumulated benefit obligation	231.7	193.6
Fair value of plan assets	172.9	159.6	145.4
US Retiree Medical Defined Benefit [Member]
Projected Benefit And Accumulated Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Projected benefit obligation	9.2	7.9	$ 8.5
Accumulated benefit obligation	9.2	7.9
International Pension Plans [Member]
Projected Benefit And Accumulated Benefit Obligation And Fair Value Of Plan Assets [Line Items]
Projected benefit obligation	33.4	27.0
Accumulated benefit obligation	24.0	16.9
Fair value of plan assets	$ 30.8	$ 28.8